Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
D.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1—Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AFG’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available and short-term investments of managed investment entities.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AFG’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, mortgage-backed securities (“MBS”) and investments of managed investment entities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3—Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AFG’s Level 3 is comprised of financial instruments, including liabilities of managed investment entities, whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AFG’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured at fair value at December 31 are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
2011
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$248	$134	$—	$382
States, municipalities and political subdivisions	—	3,794	83	3,877
Foreign government	—	254	—	254
Residential MBS	—	3,487	361	3,848
Commercial MBS	—	2,821	19	2,840
All other corporate	9	10,078	519	10,606

Total AFS fixed maturities	257	20,568	982	21,807

Trading fixed maturities	—	439	1	440
Equity securities	888	29	11	928
Assets of managed investment entities (“MIE”)	290	2,724	44	3,058
Variable annuity assets (separate accounts) (a)	—	548	—	548
Other investments	—	71	—	71

Total assets accounted for at fair value	$1,435	$24,379	$1,038	$26,852

Liabilities:
Liabilities of managed investment entities	$194	$—	$2,593	$2,787
Derivatives in annuity benefits accumulated	—	—	395	395

Total liabilities accounted for at fair value	$194	$—	$2,988	$3,182

2010
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$251	$216	$—	$467
States, municipalities and political subdivisions	—	2,919	20	2,939
Foreign government	—	278	—	278
Residential MBS	—	3,563	312	3,875
Commercial MBS	—	2,117	6	2,123
All other corporate	9	9,201	436	9,646

Total AFS fixed maturities	260	18,294	774	19,328

Trading fixed maturities	—	390	3	393
Equity securities	461	208	21	690
Assets of managed investment entities	96	2,393	48	2,537
Variable annuity assets (separate accounts) (a)	—	616	—	616
Other investments	—	98	—	98

Total assets accounted for at fair value	$817	$21,999	$846	$23,662

Liabilities:
Liabilities of managed investment entities	$65	$—	$2,258	$2,323
Derivatives in annuity benefits accumulated	—	—	190	190

Total liabilities accounted for at fair value	$65	$—	$2,448	$2,513

(a)	Variable annuity liabilities equal the fair value of variable annuity assets.

During 2011 and 2010, there were no significant transfers between Level 1 and Level 2. Approximately 4% of the total assets measured at fair value on December 31, 2011, were Level 3 assets. Approximately 95% of these assets were priced using non-binding broker quotes. The fair values of the liabilities of managed investment entities were determined using non-binding broker quotes, which were reviewed by AFG’s investment professionals.

Changes in balances of Level 3 financial assets and liabilities during 2011, 2010 and 2009 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2010	Net income	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2011
AFS fixed maturities:
State and municipal	$20	$—	$4	$58	(4)	$17	$(12)	$83
Residential MBS	312	3	(9)	42	(38)	127	(76)	361
Commercial MBS	6	1	—	9	—	13	(10)	19
All other corporate	436	2	15	236	(72)	90	(188)	519
Trading fixed maturities	3	—	—	—	—	—	(2)	1
Equity securities	21	—	1	2	(2)	2	(13)	11
Assets of MIE	48	(8)	—	32	(18)	9	(19)	44
Liabilities of MIE (*)	(2,258)	—	—	(401)	66	—	—	(2,593)
Embedded derivatives	(190)	(29)	—	(200)	24	—	—	(395)

(*)	Total realized/unrealized loss included in net income includes losses of $3 million related to liabilities outstanding as of December 31, 2011. See Note H—“Managed Investment Entities.”

			Total realized/unrealized gains (losses) included in
	Balance at December 31, 2009	Consolidate Managed Inv. Entities	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2010
AFS fixed maturities:
State and municipal	$23	$—	$—	$1	$(4)	$17	$(17)	$20
Residential MBS	435	—	7	26	17	27	(200)	312
Commercial MBS	—	—	—	—	6	—	—	6
All other corporate	311	(6)	(10)	10	100	118	(87)	436
Trading fixed maturities	1	—	—	—	4	2	(4)	3
Equity securities	25	—	—	(1)	—	—	(3)	21
Assets of MIE	—	90	8	—	(16)	26	(60)	48
Liabilities of MIE (*)	—	(2,084)	(220)	—	46	—	—	(2,258)
Embedded derivatives	(113)	—	(20)	—	(57)	—	—	(190)

(*)	Total realized/unrealized loss included in net income includes losses of $213 million related to liabilities outstanding as of December 31, 2010. See Note H—“Managed Investment Entities.”

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2008	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Net Transfer out of Level 3	Balance at December 31, 2009
AFS fixed maturities	$706	$7	$89	$292	$(325)	$769
Trading fixed maturities	1	—	—	—	—	1
Equity securities	44	(13)	1	1	(8)	25
Other assets	5	—	—	—	(5)	—
Embedded derivatives	(96)	(29)	—	12	—	(113)

Fair Value of Financial Instruments The following table presents (in millions) the carrying value and estimated fair value of AFG’s financial instruments at December 31.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Cash and cash equivalents	$1,324	$1,324	$1,099	$1,099
Fixed maturities	22,247	22,247	19,721	19,721
Equity securities	928	928	690	690
Mortgage loans	401	401	468	469
Policy loans	252	252	264	264
Other investments—derivatives	71	71	98	98
Assets of managed investment entities	3,058	3,058	2,537	2,537
Variable annuity assets (separate accounts)	548	548	616	616

Liabilities:
Annuity benefits accumulated (*)	$15,219	$15,314	$12,696	$12,233
Long-term debt	934	1,010	952	1,023
Liabilities of managed investment entities	2,787	2,787	2,323	2,323
Variable annuity liabilities (separate accounts)	548	548	616	616
Other liabilities—derivatives	23	23	14	14

(*)	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. Fair values for mortgage loans are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs. Fair values of long-term debt are based primarily on quoted market prices.